Segmented information: (Details 2) (Revenue from sales, Geographic concentration)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Americas
Segmented information
Percentage of concentration risk	60.00%	60.00%	67.00%
Asia
Segmented information
Percentage of concentration risk	18.00%	15.00%	14.00%
Other
Segmented information
Percentage of concentration risk	22.00%	25.00%	19.00%